Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Item 402(v) Pay Versus Performance

The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee views the link between the Company’s performance and NEO pay. For additional information about our pay-for-performance philosophy and how we align executive compensation with Company performance, refer to our CD&A above.

Required Tabular Disclosure of Pay Versus Performance

The following table sets forth information on the compensation of our Principal Executive Officer (“PEO”) and our other NEOs in comparison to certain performance metrics for 2023, 2022, 2021 and 2020. The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Compensation Discussion and Analysis” section above. We did not use any financial performance measure to link CAP to our NEOs to our company performance in the most recently completed fiscal year; accordingly, this disclosure does not present a Company-Selected Measure in the table below nor a Tabular List of our most important financial metrics.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(4)	Net Loss ($ in thousands)(5)
2023	5,251,407	5,946,656	2,201,886	2,483,865	104.58	118.90	(152,631)
2022	5,304,349	3,947,827	2,542,107	2,077,854	90.25	113.68	(135,840)
2021	8,743,784	(3,563,992)	3,556,975	(1,481,438)	101.82	126.46	(130,466)
2020	4,192,116	13,889,834	2,258,692	5,257,436	237.53	126.42	(89,625)

(1)
Amounts in this column correspond to amounts of the Total column of the Summary Compensation Table for the applicable year. The PEO for each year reported is Troy E. Wilson, Ph.D., J.D., our President and CEO. The non-PEO NEOs for each year reported are as follows:
•
2023: Stephen Dale, M.D., Kathleen Ford, and Teresa Bair, J.D.
•
2022: Marc Grasso, M.D., Stephen Dale, M.D., Kirsten Flowers, and Kathleen Ford
•
2021: Marc Grasso, M.D., Stephen Dale, M.D., Kirsten Flowers, and Kathleen Ford
•
2020: Marc Grasso, M.D., Stephen Dale, M.D., Kirsten Flowers, Kathleen Ford, and Bridget Martell, M.A., M.D.
(2)
Amounts reported in these columns represent the CAP to our PEO and the average amount of CAP to our non-PEO NEOs, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the total compensation actually earned by or received by our PEO or non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation as set forth in the Summary Compensation Table for each year to determine the CAP:

Year	Executive(s)	Summary Compensation Table Total ($)	Less: Grant Date Fair Value of Awards reported in Summary Compensation Table ($)	Plus: Year-End Fair Value of Unvested Awards Granted in Year ($)	Plus: Fair Value of Awards Granted and Vested in Year ($)	Plus: Change in Fair Value of Unvested Awards Granted in Prior Years ($)	Plus: Change in Fair Value of Awards Granted in Prior Years that Vested in Year ($)	Compensation Actually Paid ($)
2023	PEO	5,251,407	4,034,744	3,567,331	707,043	475,555	(19,936)	5,946,656
	Non-PEO NEOs	2,201,886	1,406,677	1,301,980	214,110	131,581	40,985	2,483,865

The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, please see Note 10 to our financial statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023 and the footnotes to the Summary Compensation Table of this proxy statement.

Stock Options	2023
Expected term (in years)	1.7 — 8.0
Strike price	$11.86 — $32.80
Volatility	56.9% — 74.9%
Dividend yield	—
Risk-free interest rate	3.3% — 4.8%

(3)
Total shareholder return (“TSR”) is determined based on the value of an initial fixed investment of $100 on December 31, 2019. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s stock price at the end and the beginning of the measurement period by the Company’s stock price at the beginning of the measurement period. No dividends were paid in 2023, 2022, 2021 or 2020.
(4)
Represents the weighted peer group TSR. As permitted by SEC rules, the peer group used for this purpose is the Nasdaq Biotechnology Index, which is the industry peer group used in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023 pursuant to Item 201(e) of Regulation S-K.
(5)
The amounts reported represent net loss as reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
Amounts in this column correspond to amounts of the Total column of the Summary Compensation Table for the applicable year. The PEO for each year reported is Troy E. Wilson, Ph.D., J.D., our President and CEO. The non-PEO NEOs for each year reported are as follows:
•
2023: Stephen Dale, M.D., Kathleen Ford, and Teresa Bair, J.D.
•
2022: Marc Grasso, M.D., Stephen Dale, M.D., Kirsten Flowers, and Kathleen Ford
•
2021: Marc Grasso, M.D., Stephen Dale, M.D., Kirsten Flowers, and Kathleen Ford
•
2020: Marc Grasso, M.D., Stephen Dale, M.D., Kirsten Flowers, Kathleen Ford, and Bridget Martell, M.A., M.D.

Peer Group Issuers, Footnote
(4)
Represents the weighted peer group TSR. As permitted by SEC rules, the peer group used for this purpose is the Nasdaq Biotechnology Index, which is the industry peer group used in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023 pursuant to Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 5,251,407	$ 5,304,349	$ 8,743,784	$ 4,192,116
PEO Actually Paid Compensation Amount	$ 5,946,656	3,947,827	(3,563,992)	13,889,834
Adjustment To PEO Compensation, Footnote
(2)
Amounts reported in these columns represent the CAP to our PEO and the average amount of CAP to our non-PEO NEOs, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the total compensation actually earned by or received by our PEO or non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation as set forth in the Summary Compensation Table for each year to determine the CAP:

Year	Executive(s)	Summary Compensation Table Total ($)	Less: Grant Date Fair Value of Awards reported in Summary Compensation Table ($)	Plus: Year-End Fair Value of Unvested Awards Granted in Year ($)	Plus: Fair Value of Awards Granted and Vested in Year ($)	Plus: Change in Fair Value of Unvested Awards Granted in Prior Years ($)	Plus: Change in Fair Value of Awards Granted in Prior Years that Vested in Year ($)	Compensation Actually Paid ($)
2023	PEO	5,251,407	4,034,744	3,567,331	707,043	475,555	(19,936)	5,946,656
	Non-PEO NEOs	2,201,886	1,406,677	1,301,980	214,110	131,581	40,985	2,483,865

Non-PEO NEO Average Total Compensation Amount	$ 2,201,886	2,542,107	3,556,975	2,258,692
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,483,865	2,077,854	(1,481,438)	5,257,436
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Amounts reported in these columns represent the CAP to our PEO and the average amount of CAP to our non-PEO NEOs, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the total compensation actually earned by or received by our PEO or non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation as set forth in the Summary Compensation Table for each year to determine the CAP:

Year	Executive(s)	Summary Compensation Table Total ($)	Less: Grant Date Fair Value of Awards reported in Summary Compensation Table ($)	Plus: Year-End Fair Value of Unvested Awards Granted in Year ($)	Plus: Fair Value of Awards Granted and Vested in Year ($)	Plus: Change in Fair Value of Unvested Awards Granted in Prior Years ($)	Plus: Change in Fair Value of Awards Granted in Prior Years that Vested in Year ($)	Compensation Actually Paid ($)
2023	PEO	5,251,407	4,034,744	3,567,331	707,043	475,555	(19,936)	5,946,656
	Non-PEO NEOs	2,201,886	1,406,677	1,301,980	214,110	131,581	40,985	2,483,865

Equity Valuation Assumption Difference, Footnote

The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, please see Note 10 to our financial statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023 and the footnotes to the Summary Compensation Table of this proxy statement.

Stock Options	2023
Expected term (in years)	1.7 — 8.0
Strike price	$11.86 — $32.80
Volatility	56.9% — 74.9%
Dividend yield	—
Risk-free interest rate	3.3% — 4.8%

(3)
Total shareholder return (“TSR”) is determined based on the value of an initial fixed investment of $100 on December 31, 2019. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s stock price at the end and the beginning of the measurement period by the Company’s stock price at the beginning of the measurement period. No dividends were paid in 2023, 2022, 2021 or 2020.

Compensation Actually Paid vs. Total Shareholder Return	The following graph illustrates the relationship during 2020-2023 of the CAP for our PEO and other NEOs as calculated pursuant to SEC rules to our TSR and peer group TSR.
Compensation Actually Paid vs. Net Income	The following graph illustrates the relationship during 2020-2023 of the CAP for our PEO and other NEOs as calculated pursuant to SEC rules to our net loss.
Total Shareholder Return Vs Peer Group	The following graph illustrates the relationship during 2020-2023 of the CAP for our PEO and other NEOs as calculated pursuant to SEC rules to our TSR and peer group TSR.
Total Shareholder Return Amount	$ 104.58	90.25	101.82	237.53
Peer Group Total Shareholder Return Amount	118.9	113.68	126.46	126.42
Net Income (Loss)	$ (152,631,000)	$ (135,840,000)	$ (130,466,000)	$ (89,625,000)
PEO Name	Troy E. Wilson, Ph.D., J.D	Troy E. Wilson, Ph.D., J.D	Troy E. Wilson, Ph.D., J.D	Troy E. Wilson, Ph.D., J.D
Additional 402(v) Disclosure

Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures

As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between Company total shareholder return and that of the Nasdaq Biotechnology Index. As noted above, CAP for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.

All information provided above under the “Item 402(v) Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Expected term, Minimum	1 year 8 months 12 days
Expected term, Maximum	8 years
Strike price, Minimum	$ 11.86
Strike price, Maximum	$ 32.8
Volatility, Minimum	56.90%
Volatility, Maximum	74.90%
Dividend yield	0.00%
Risk-free interest rate, Minimum	3.30%
Risk-free interest rate, Maximum	4.80%
Dividend paid	$ 0	$ 0	$ 0	$ 0
Initial Fixed Investment					$ 100
PEO | Grant Date Fair Value of Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,034,744
PEO | Year-End Fair Value of Unvested Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,567,331
PEO | Fair Value of Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	707,043
PEO | Change in Fair Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	475,555
PEO | Change in Fair Value of Awards Granted in Prior Years that Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,936)
Non-PEO NEO | Grant Date Fair Value of Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,406,677
Non-PEO NEO | Year-End Fair Value of Unvested Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,301,980
Non-PEO NEO | Fair Value of Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	214,110
Non-PEO NEO | Change in Fair Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	131,581
Non-PEO NEO | Change in Fair Value of Awards Granted in Prior Years that Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 40,985